Offerings	Apr. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable under the ColdQuanta, Inc. 2017 Share Plan
Amount Registered | shares	30,179,087
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 20,219,988.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,792.38
Offering Note	(a) Represents shares of the Registrant's common stock, par value $0.0001 per share ("Common stock"), underlying awards previously granted under the ColdQuanta, Inc. 2017 Share Plan, as assumed by the Registrant on February 13, 2026 pursuant to the Agreement and Plan of Merger and Reorganization, dated September 8, 2025, by and among Churchill Capital Corp X, AH Merger Sub I, Inc., AH Merger Sub II, LLC and ColdQuanta, Inc. (b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares that may be issued to adjust the number of shares issued pursuant to the plans described herein in the event of a stock dividend, stock split, reverse stock split, extraordinary dividend, extraordinary distribution, recapitalization, reorganization, merger, combination, consolidation, split-up, spin-off, combination, exchange of shares, rights offering, separation, reorganization, liquidation or similar event. (c) The Proposed Maximum Offering Price Per Unit has been estimated pursuant to Rule 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of $0.67 per share, which represents the weighted-average exercise price for such shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, reserved for future issuance under the Infleqtion, Inc. 2026 Equity Incentive Plan
Amount Registered | shares	28,536,706
Proposed Maximum Offering Price per Unit	12.41
Maximum Aggregate Offering Price	$ 354,140,521.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,906.81
Offering Note	(a) Represents 28,536,706 shares of the registrant's Common Stock currently reserved for issuance under the Infleqtion, Inc. 2026 Equity Incentive Plan (the "2026 Plan"). To the extent that awards outstanding under the 2026 Plan are forfeited, cancelled, surrendered or terminated without issuance of shares, the shares of Common Stock subject to such awards will be available for future issuance under the 2026 Plan. (b) Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares that may be issued to adjust the number of shares issued pursuant to the plans described herein in the event of a stock dividend, stock split, reverse stock split, extraordinary dividend, extraordinary distribution, recapitalization, reorganization, merger, combination, consolidation, split-up, spin-off, combination, exchange of shares, rights offering, separation, reorganization, liquidation or similar event. (c) The Proposed Maximum Offering Price Per Unit has been estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the registrant's Common Stock as reported on The New York Stock Exchange on April 13, 2026, which date is within five business days prior to the filing of this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon exercise of outstanding options granted under the Infleqtion, Inc. 2026 Equity Incentive Plan
Amount Registered | shares	4,883,176
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 64,506,754.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,908.38
Offering Note	(a) Represents 4,883,176 shares of the registrant's Common Stock that may be issued upon the exercise of outstanding options granted under the 2026 Plan. (b) Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares that may be issued to adjust the number of shares issued pursuant to the plans described herein in the event of a stock dividend, stock split, reverse stock split, extraordinary dividend, extraordinary distribution, recapitalization, reorganization, merger, combination, consolidation, split-up, spin-off, combination, exchange of shares, rights offering, separation, reorganization, liquidation or similar event. (c) The Proposed Maximum Offering Price Per Unit has been estimated pursuant to Rule 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of $13.21 per share, which represents the weighted-average exercise price for such shares.